INVESTMENT PROPERTIES - Valuation Adjustments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
INVESTMENT PROPERTIES
Balance at the beginning of the year	$ 1,992,964	$ 1,732,873
Appraisals	(3,501)	93,197	$ 77,350
Net increase (decrease) in investment properties	157,337	98,836
Amount reclassified from equity securities	686,114
Amount reclassified from inventories	6,436	68,058
Balance at the end of the period	2,839,350	1,992,964	1,732,873
Buildings
INVESTMENT PROPERTIES
Balance at the beginning of the year	1,724,719	1,483,594
Appraisals	7,756	74,210
Net increase (decrease) in investment properties	158,130	98,857
Amount reclassified from equity securities	686,114
Amount reclassified from inventories	6,436	68,058
Balance at the end of the period	2,583,155	1,724,719	1,483,594
Buildings | Bodegas Quality stage 1 and 2
INVESTMENT PROPERTIES
Net increase (decrease) in investment properties	45,000
Buildings | Bodegas Quality stage 3
INVESTMENT PROPERTIES
Net increase (decrease) in investment properties	16,719
Buildings | Bancolombia S.A. and of Oficina 1 Bancolombia Caribe
INVESTMENT PROPERTIES
Net increase (decrease) in investment properties	35,499
Buildings | Lote Koba
INVESTMENT PROPERTIES
Net increase (decrease) in investment properties	38,728
Land
INVESTMENT PROPERTIES
Balance at the beginning of the year	268,245	249,279
Appraisals	(11,257)	18,987
Net increase (decrease) in investment properties	(793)	(21)
Amount reclassified from inventories		0
Balance at the end of the period	$ 256,195	$ 268,245	$ 249,279